                      [Sullivan & Cromwell LLP Letterhead]


                                                                   June 24, 2005


VIA EDGAR
---------

Securities and Exchange Commission,
  100 F Street, N.E.,
    Washington, D.C. 20549.


              Re:    Annual Report of Foreign Private Issuer on
                     Form 20-F, for the fiscal year ended
                     December 31, 2004, of China Eastern Airlines
                     Corporation Limited
                     --------------------------------------------


Dear Sirs:

     On behalf of China Eastern Airlines Corporation Limited (the "Company"), we hereby enclose for filing via EDGAR pursuant to the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder, the Company's Annual Report on Form 20-F for its fiscal year ended December 31, 2004, together with exhibits thereto.

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Securities and Exchange Commission                                           -2-


     Please direct any questions to the undersigned in Hong Kong at +852-2826-8622 or through our Washington office at (202) 956-7500.



                                                  Very truly yours,


                                                      /S/ Peng Jiang
                                                      --------------
                                                      Peng Jiang


(Enclosures)

cc:   Zhuping Luo
      (China Eastern Airlines Corporation Limited)

      Chun Wei
      Da-Wai Hu
      Liu Fang
      (Sullivan & Cromwell LLP)